Jacob Internet Fund
Schedule of Investments (+)
May 31, 2023 (Unaudited)

Shares			Value
		COMMON STOCKS - 100.2%
		Business Services - 12.3%
955,000		comScore, Inc. *	$859,500
29,300		JOYY, Inc. - ADR ^	726,640
177,075		OptimizeRx Corp. *	2,486,133
51,675		Zillow Group, Inc. - Class C *	2,356,897
			6,429,170
		Calculating & Accounting Machines (No Electronic Computers) - 2.2%
188,500		Cantaloupe, Inc. *	1,159,275
		Catalog & Mail-Order Houses - 1.9%
12,300		Alibaba Group Holding Ltd. - ADR *^	978,465
		Communications Equipment - 2.5%
407,918		Powerfleet, Inc. *	1,276,783
		Computer Communications Equipment - 4.5%
533,600		Lantronix, Inc. *	2,363,848
		Computer Peripheral Equipment - 7.7%
234,726		Identiv, Inc. *	1,706,458
197,911		Immersion Corp.	1,401,210
8,930		Impinj, Inc. *	913,896
			4,021,564
		Computer Processing & Data Preparation - 1.6%
29,700		Autohome, Inc. - ADR ^	850,014
		Computer Programming Services - 8.5%
76,700		Doximity, Inc. - Class A *	2,352,389
60,000		HashiCorp, Inc. - Class A *	2,060,400
			4,412,789
		Computer Programming, Data Processing, Etc. - 9.5%
10,600		MongoDB, Inc. *	3,114,174
584,000		Nextdoor Holdings, Inc. *	1,442,480
165,000		TrueCar, Inc. *	372,900
			4,929,554
		Electric Services - 1.2%
157,817		Transphorm, Inc. *	620,221
		Miscellaneous Amusement & Recreation - 5.8%
129,200		DraftKings, Inc. - Class A *	3,015,528
		Nonstore Retailers - 3.4%
375,800		Rover Group, Inc. *	1,747,470
		Patent Owners & Lessors - 3.2%
185,246		Digital Turbine, Inc. *	1,693,149
		Personal Services - 1.6%
24,100		Yelp, Inc. *	807,350
		Prepackaged Software - 30.7%
35,300		Block, Inc. *	2,131,767
36,000		Braze, Inc. - Class A *	1,191,960
56,100		Cloudflare, Inc. - Class A *	3,879,876
102,700		Hello Group, Inc. - ADR ^	828,789
208,000		HUYA, Inc. - ADR *^	605,280
142,743		Inspired Entertainment, Inc. *	1,959,861
1,367,600		Porch Group, Inc. *	1,928,316
41,700		Twilio, Inc. - Class A *	2,903,154
570,000		WM Technology, Inc. *	581,400
			16,010,403
		Real Estate - 0.1%
33,903		Leju Holdings Ltd. - ADR *^	57,974
		Schools & Educational Services - 1.7%
23,800		New Oriental Education & Technology Group, Inc. - ADR *^	896,546
		Semiconductors & Related Devices - 1.8%
104,600		Atomera, Inc. *(a)	960,228
		TOTAL COMMON STOCKS (Cost $56,854,008)	52,230,331

		COLLATERAL FOR SECURITIES ON LOAN - 1.0%
508,400		First American Government Obligations Fund - Class X, 4.97%(b)	508,400
		TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $508,400)	508,400

		TOTAL INVESTMENTS (Cost $57,362,408) - 101.2%	52,738,731
		LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(621,391)
		TOTAL NET ASSETS - 100.0%	$52,117,340

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depositary Receipt.
	(a)	All or a portion of this security is on loan.
	(b)	7-day yield.

Jacob Internet Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Internet Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors (the "Board"), taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce an investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgement of the Adviser does not represent the security's fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under valuation procedures approved by the Board.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Prepackaged Software	$16,010,403	$-	$-	$16,010,403
Business Services	6,429,170	-	-	6,429,170
Computer Programming, Data Processing, Etc.	4,929,554	-	-	4,929,554
Computer Programming Services	4,412,789	-	-	4,412,789
Computer Peripheral Equipment	4,021,564	-	-	4,021,564
Miscellaneous Amusement & Recreation	3,015,528	-	-	3,015,528
Computer Communications Equipment	2,363,848	-	-	2,363,848
Nonstore Retailers	1,747,470	-	-	1,747,470
Patent Owners & Lessors	1,693,149	-	-	1,693,149
Communications Equipment	1,276,783	-	-	1,276,783
Calculating & Accounting Machines (No Electronic Computers)	1,159,275	-	-	1,159,275
Catalog & Mail-Order Houses	978,465	-	-	978,465
Semiconductors & Related Devices	960,228	-	-	960,228
Schools & Educational Services	896,546	-	-	896,546
Computer Processing & Data Preparation	850,014	-	-	850,014
Personal Services	807,350	-	-	807,350
Electric Services	620,221	-	-	620,221
Real Estate	57,974	-	-	57,974
Total Common Stocks	52,230,331	-	-	52,230,331

Collateral for Securities On Loan
Money Market Fund	508,400	-	-	508,400

Total Investments in Securities	$52,738,731	$-	$-	$52,738,731